COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

The company is subject to various claims and contingencies related to, among other things, workers’ compensation, general liability (including product liability), automobile claims, health care claims, environmental matters and lawsuits. The company is also subject to various claims and contingencies related to income taxes, which are covered in Note 12. The company also has contractual obligations including lease commitments, which are covered in Note 13.

The company records liabilities where a contingent loss is probable and can be reasonably estimated. If the reasonable estimate of a probable loss is a range, the company records the most probable estimate of the loss or the minimum amount when no amount within the range is a better estimate than any other amount. The company discloses a contingent liability even if the liability is not probable or the amount is not estimable, or both, if there is a reasonable possibility that a material loss may have been incurred.

Insurance:Globally the company has high deductible insurance policies for property and casualty losses. The company is insured for losses in excess of these deductibles, subject to policy terms and conditions and has recorded both a liability and an offsetting receivable for amounts in excess of these deductibles. The company is self-insured for health care claims for eligible participating employees, subject to certain deductibles and limitations. The company determines its liabilities for claims on an actuarial basis.

Litigation and Environmental Matters:The company and certain subsidiaries are party to various lawsuits, claims and environmental actions that have arisen in the ordinary course of business. These include from time to time antitrust, commercial, patent infringement, product liability and wage hour lawsuits, as well as possible obligations to investigate and mitigate the effects on the environment of the disposal or release of certain chemical substances at various sites, such as Superfund sites and other operating or closed facilities. The company has established accruals for certain lawsuits, claims and environmental matters. The company currently believes that there is not a reasonably possible risk of material loss in excess of the amounts accrued related to these legal matters. Because litigation is inherently uncertain, and unfavorable rulings or developments could occur, there can be no certainty that the company may not ultimately incur charges in excess of recorded liabilities. A future adverse ruling, settlement or unfavorable development could result in future charges that could have a material adverse effect on the company’s results of operations or cash flows in the period in which they are recorded. The company currently believes that such future charges related to suits and legal claims, if any, would not have a material adverse effect on the company’s consolidated financial position.

Environmental Matters

The company is currently participating in environmental assessments and remediation at approximately 50 locations, most of which are in the U.S. and environmental liabilities have been accrued reflecting management’s best estimate of future costs. Potential insurance reimbursements are not anticipated in the company’s accruals for environmental liabilities.

Matters Related to Wage Hour Claims

Doug Ladore v. Ecolab Inc., et al., United States District Court for the Central District of California, case no. CV 11-9386 GAF (FMOx), is a wage hour class action brought on behalf of California Pest Elimination employees. The case was certified for class treatment, and on January 22, 2013, the plaintiffs’ motion for summary judgment was granted and the court found that the class of employees was entitled to overtime pay. On February 22, 2013, pursuant to court-ordered mediation, the company reached a preliminary settlement with the plaintiffs, which was approved by the court on November 12, 2013. The settlement amount, which is not material to the company’s operation or financial position, was paid in January 2014.

In Cooper v. Ecolab Inc., California State Court —Superior Court-Los Angeles County, case no. BC486875, the plaintiffs sought certification of a purported class of terminated California employees of any business for alleged violation of statutory obligations regarding payment of accrued vacation upon termination. The company reached a preliminary settlement with the plaintiffs, which remains subject to court approval. The settlement amount is not material to the company’s operations or financial position.

The company is a defendant in four other pending wage hour lawsuits claiming violations of the Fair Labor Standards Act (“FLSA”) or a similar state law. Of these four suits, two have been certified for class action status. Icard v. Ecolab, U.S. District Court — Northern District of California, case no. C 13-05097 PJH, an action under California state law, has been certified for class treatment of California Institutional employees. In Cancilla v. Ecolab, U.S. District Court-Northern District of California, case no. CV 12-03001, the Court conditionally certified a nationwide class of Pest Elimination Service Specialists for alleged FLSA violations. The suit also seeks a purported California sub-class for alleged California wage hour law violations. A third pending suit, Charlot v. Ecolab Inc., U.S. District Court-Eastern District of New York, case no. CV 12-04543, seeks nationwide class certification of Institutional employees for alleged FLSA violations as well as purported state sub-classes in two states (New York and New Jersey) alleging violations of state wage hour laws. A fourth pending suit, Schneider v. Ecolab, Circuit Court of Cook County, Illinois, case no. 2014 CH 193, seeks certification of a class of Institutional employees for alleged FLSA violations as well as Illinois wage and hour laws.

Matters Related to Deepwater Horizon Incident Response

On April 22, 2010, the deepwater drilling platform, the Deepwater Horizon, operated by a subsidiary of BP plc, sank in the Gulf of Mexico after a catastrophic explosion and fire that began on April 20, 2010. A massive oil spill resulted. Approximately one week following the incident, subsidiaries of BP plc, under the authorization of the responding federal agencies, formally requested Nalco Company, now an indirect subsidiary of Ecolab, to supply large quantities of COREXIT® 9500, a Nalco oil dispersant product listed on the U.S. EPA National Contingency Plan Product Schedule. Nalco Company responded immediately by providing available COREXIT and increasing production to supply the product to BP’s subsidiaries for use, as authorized and directed by agencies of the federal government throughout the incident. Prior to the incident, Nalco and its subsidiaries had not provided products or services or otherwise had any involvement with the Deepwater Horizon platform. On July 15, 2010, BP announced that it had capped the leaking well, and the application of dispersants by the responding parties ceased shortly thereafter.

On May 1, 2010, the President appointed retired U.S. Coast Guard Commandant Admiral Thad Allen to serve as the National Incident Commander in charge of the coordination of the response to the incident at the national level. The EPA directed numerous tests of all the dispersants on the National Contingency Plan Product Schedule, including those provided by Nalco Company, “to ensure decisions about ongoing dispersant use in the Gulf of Mexico are grounded in the best available science.” Nalco Company cooperated with this testing process and continued to supply COREXIT, as requested by BP and government authorities. After review and testing of a number of dispersants, on September 30, 2010, and on August 2, 2010, the EPA released toxicity data for eight oil dispersants.

The use of dispersants by the responding parties was one tool used by the government and BP to avoid and reduce damage to the Gulf area from the spill. Since the spill occurred, the EPA and other federal agencies have closely monitored conditions in areas where dispersant was applied. Nalco Company has encouraged ongoing monitoring and review of COREXIT and other dispersants and has cooperated fully with the governmental review and approval process. However, in connection with its provision of COREXIT, Nalco Company has been named in several lawsuits as described below.

Cases arising out of the Deepwater Horizon accident were administratively transferred for pre-trial purposes to a judge in the United States District Court for the Eastern District of Louisiana with other related cases under In Re: Oil Spill by the Oil Rig “Deepwater Horizon” in the Gulf of Mexico, on April 20, 2010, Case No. 10-md-02179 (E.D. La.) (“MDL 2179”).

Putative Class Action Litigation

Nalco Company was named, along with other unaffiliated defendants, in six putative class action complaints related to the Deepwater Horizon oil spill: Adams v. Louisiana, et al., Case No. 11-cv-01051 (E.D. La.); Elrod, et al. v. BP Exploration & Production Inc., et al., 12-cv-00981 (E.D. La.); Harris, et al. v. BP, plc, et al., Case No. 2:10-cv-02078-CJBSS (E.D. La.); Irelan v. BP Products, Inc., et al., Case No. 11-cv-00881 (E.D. La.); Petitjean, et al. v. BP, plc, et al., Case No. 3:10-cv-00316-RS-EMT (N.D. Fla.); and, Wright, et al. v. BP, plc, et al., Case No. 1:10-cv-00397-B (S.D. Ala.). The cases were filed on behalf of various potential classes of persons who live and work in or derive income from the effected Coastal region. Each of the actions contains substantially similar allegations, generally alleging, among other things, negligence relating to the use of our COREXIT dispersant in connection with the Deepwater Horizon oil spill. The plaintiffs in these putative class action lawsuits are generally seeking awards of unspecified compensatory and punitive damages, and attorneys’ fees and costs. These cases have been consolidated in MDL 2179.

Other Related Claims Pending in MDL 2179

Nalco Company was also named, along with other unaffiliated defendants, in 23 complaints filed by individuals: Alexander, et al. v. BP Exploration & Production, et al., Case No. 11-cv-00951 (E.D. La.); Best v. British Petroleum plc, et al., Case No. 11-cv-00772 (E.D. La.); Black v. BP Exploration & Production, Inc., et al. Case No. 2:11-cv- 867, (E.D. La.); Brooks v. Tidewater Marine LLC, et al., Case No. 11-cv- 00049 (S.D. Tex.); Capt Ander, Inc. v. BP, plc, et al., Case No. 4:10-cv-00364-RH-WCS (N.D. Fla.); Coco v. BP Products North America, Inc., et al. (E.D. La.); Danos, et al. v. BP Exploration et al., Case No. 00060449 (25th Judicial Court, Parish of Plaquemines, Louisiana); Doom v. BP Exploration & Production, et al. , Case No. 12-cv-2048 (E.D. La.); Duong, et al., v. BP America Production Company, et al., Case No. 13-cv-00605 (E.D. La.); Esponge v. BP, P.L.C., et al., Case No. 0166367 (32nd Judicial District Court, Parish of Terrebonne, Louisiana); Ezell v. BP, plc, et al., Case No. 2:10-cv-01920-KDE-JCW (E.D. La.); Fitzgerald v. BP Exploration, et al., Case No. 13-cv-00650 (E.D. La.); Hill v. BP, plc, et al., Case No. 1:10-cv-00471-CG-N (S.D. Ala.); Hogan v. British Petroleum Exploration & Production, Inc., et al., Case No. 2012-22995 (District Court, Harris County, Texas); Hudley v. BP, plc, et al., Case No. 10-cv-00532-N (S.D. Ala.); In re of Jambon Supplier II, L.L.C., et al., Case No. 12-426 (E.D. La.); Kolian v. BP Exploration & Production, et al. , Case No. 12-cv-2338 (E.D. La.); Monroe v. BP, plc, et al., Case No. 1:10-cv-00472-M (S.D. Ala.); Pearson v. BP Exploration & Production, Inc., Case No. 2:11-cv-863, (E.D. La.); Shimer v. BP Exploration and Production, et al, Case No. 2:13-cv-4755 (E.D. La.); Top Water Charters, LLC v. BP, P.L.C., et al., No. 0165708 (32nd Judicial District Court, Parish of Terrebonne, Louisiana); Toups, et al. v Nalco Company, et al., Case No. 59-121 (25th Judicial District Court, Parish of Plaquemines, Louisiana); and, Trehern v. BP, plc, et al., Case No. 1:10-cv-00432-HSO-JMR (S.D. Miss.). The cases were filed on behalf of individuals and entities that own property, live, and/ or work in or derive income from the effected Coastal region. Each of the actions contains substantially similar allegations, generally alleging, among other things, negligence relating to the use of our COREXIT dispersant in connection with the Deepwater Horizon oil spill. The plaintiffs in these lawsuits are generally seeking awards of unspecified compensatory and punitive damages, and attorneys’ fees and costs.

Pursuant to orders issued by the court in MDL 2179, the claims were consolidated in several master complaints, including one naming Nalco Company and others who responded to the Gulf Oil Spill (known as the “B3 Master Complaint”). On May 18, 2012, Nalco filed a motion for summary judgment against the claims in the “B3” Master Complaint, on the grounds that: (i) Plaintiffs’ claims are preempted by the comprehensive oil spill response scheme set forth in the Clean Water Act and National Contingency Plan; and (ii) Nalco is entitled to derivative immunity from suit. On November 28, 2012, the Court granted Nalco’s motion and dismissed with prejudice the claims in the “B3” Master Complaint asserted against Nalco. The Court held that such claims were preempted by the Clean Water Act and National Contingency Plan. Because claims in the “B3” Master Complaint remain pending against other defendants, the Court’s decision is not a “final judgment” for purposes of appeal. Under Federal Rule of Appellate Procedure 4(a), plaintiffs will have 30 days after entry of final judgment to appeal the Court’s decision.

Nalco Company, the incident defendants and the other responder defendants have been named as first party defendants by Transocean Deepwater Drilling, Inc. and its affiliates (the “Transocean Entities”) (In re the Complaint and Petition of Triton Asset Leasing GmbH, et al, MDL No. 2179, Civil Action 10-2771). In April and May 2011, the Transocean Entities, Cameron International Corporation, Halliburton Energy Services, Inc., M-I L.L.C., Weatherford U.S., L.P. and Weatherford International, Inc. (collectively, the “Cross Claimants”) filed cross claims in MDL 2179 against Nalco Company and other unaffiliated cross defendants. The Cross Claimants generally allege, among other things, that if they are found liable for damages resulting from the Deepwater Horizon explosion, oil spill and/or spill response, they are entitled to indemnity or contribution from the cross defendants.

In April and June 2011, in support of its defense of the claims against it, Nalco Company filed counterclaims against the Cross Claimants. In its counterclaims, Nalco Company generally alleges that if it is found liable for damages resulting from the Deepwater Horizon explosion, oil spill and/or spill response, it is entitled to contribution or indemnity from the Cross Claimants.

In December 2012 and January 2013, the MDL 2179 court issued final orders approving two settlements between BP and Plaintiffs’ Class Counsel: (1) a proposed Medical Benefits Class Action Settlement; and (2) a proposed Economic and Property Damages Class Action Settlement. Pursuant to the proposed settlements, class members agree to release claims against BP and other released parties, including Nalco Energy Services, LP, Nalco Holding Company, Nalco Finance Holdings LLC, Nalco Finance Holdings Inc., Nalco Holdings LLC and Nalco Company.

Other Related Actions

In March 2011, Nalco Company was named, along with other unaffiliated defendants, in an amended complaint filed by an individual in the Circuit Court of Harrison County, Mississippi, Second Judicial District (Franks v. Sea Tow of South Miss, Inc., et al., Cause No. A2402-10-228 (Circuit Court of Harrison County, Mississippi)). The amended complaint generally asserts, among other things, negligence and strict product liability claims relating to the plaintiff’s alleged exposure to chemical dispersants manufactured by Nalco Company. The plaintiff seeks unspecified compensatory damages, medical expenses, and attorneys’ fees and costs. Plaintiff’s allegations place him within the scope of the MDL 2179 Medical Benefits Class. In approving the Medical Benefits Settlement, the MDL 2179 Court barred Medical Benefits Settlement class members from prosecuting claims of injury from exposure to oil and dispersants related to the Response. As a result of the MDL court’s order, on April 11, 2013, the Mississippi court stayed proceedings in the Franks case.

The company believes the claims asserted against Nalco Company are without merit and intends to defend these lawsuits vigorously. The company also believes that it has rights to contribution and/ or indemnification (including legal expenses) from third parties. However, the company cannot predict the outcome of these lawsuits, the involvement it might have in these matters in the future, or the potential for future litigation.